PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The company’s property, plant and equipment relates to the operating segments as shown below:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Renewable Power	Infrastructure	Real Estate	Private Equity and Other	Total
Balance, beginning of period	$45,206	$32,167	$8,432	$14,204	$100,009
Additions	577	543	1,289	752	3,161
Acquisitions through business combinations	2,351	185	1,720	68	4,324
Dispositions and assets reclassified as held for sale	(1,339)	(3,279)	(6)	(74)	(4,698)
Depreciation expenses	(751)	(716)	(221)	(728)	(2,416)
Foreign currency translation and other	(773)	(638)	(75)	(808)	(2,294)
Total change	65	(3,905)	2,707	(790)	(1,923)
Balance, end of period[1]	$45,271	$28,262	$11,139	$13,414	$98,086
1.Our ROU PP&E assets include $3.7 billion (December 31, 2020 – $4.1 billion) in our Infrastructure segment, $831 million (December 31, 2020 – $856 million) in our Real Estate segment, $419 million (December 31, 2020 – $393 million) in our Renewable Power segment and $1.4 billion (December 31, 2020 – $1.3 billion) in our Private Equity and other segments, totaling $6.3 billion (December 31, 2020 – $6.7 billion) of ROU assets.
We tested our property, plant and equipment for impairments and have found no material impairment indicators. For the six months ended June 30, 2021, we recorded an impairment expense of $204 million primarily in the private equity business.